Supplement to the currently effective Statement of Additional Information of each of the listed Portfolios:

--------------------------------------------------------------------------------

DWS All Cap Growth VIP (formerly named DWS Legg Mason Aggressive Growth VIP) DWS Large Cap Core VIP (formerly named DWS Mercury Large Cap Core VIP)
DWS Foreign Value VIP (formerly named DWS Templeton Foreign Value VIP)


DWS All Cap Growth VIP

At a meeting held on October 31, 2006, shareholders approved a merger of DWS Legg Mason Aggressive Growth VIP into DWS Capital Growth VIP (a series of DWS Variable Series I that may invest in companies of any size). Effective October 31, 2006, Salomon Brothers Asset Management Inc. resigned as the Portfolio's subadvisor. Accordingly, all references to Salomon Brothers Asset Management Inc. and its relationship to the portfolio are removed from the portfolio's Statement of Additional Information. Deutsche Investment Management Americas Inc. ("DeIM") is now responsible for the day-to-day management of the portfolio.

In addition, following the resignation of the subadvisor, the portfolio changed its name to DWS All Cap Growth VIP.


DWS Large Cap Core VIP

At a meeting held on October 31, 2006, shareholders approved a merger of DWS Mercury Large Cap Core VIP into DWS Growth & Income VIP (a series of DWS Variable Series I). Effective September 30, 2006, Fund Asset Management, L.P. (doing business as Mercury Advisors), resigned as subadvisor to DWS Mercury Large Cap Core VIP. Accordingly, all references to Fund Asset Management, L.P. (doing business as Mercury Advisors) and its relationship to the portfolio are removed from the portfolio's Statement of Additional Information. DeIM is now responsible for the day-to-day management of the portfolio.

In addition, following the resignation of the subadvisor, the portfolio changed its name to DWS Large Cap Core VIP.


DWS Foreign Value VIP

At a meeting held on October 31, 2006, shareholders approved a merger of DWS Templeton Foreign Value VIP into DWS International VIP (a series of DWS Variable Series I). Effective October 31, 2006, Templeton Investment Counsel L.L.C. resigned as the portfolio's subadvisor. Accordingly, all references to Templeton Investment Counsel L.L.C. and its relationship to the portfolio are removed from the portfolio's Statement of Additional Information. DeIM is now responsible for the day-to-day management of the portfolio.

In addition, following the resignation of the subadvisor, the portfolio changed its name to DWS Foreign Value VIP.

Certain participating insurance companies may temporarily continue to refer to the above mentioned Portfolios by their original names in their forms and communications with variable annuity and variable life contract owners and tax-qualified plans and prospective contract owners and tax-qualified plans until the participating insurance companies are able to revise such documents.

The following disclosure supplements and replaces similar disclosure in the "Portfolio Transactions" section of the above Portfolios' current Statement of Additional Information.

Portfolio Ownership of Portfolio Managers. For Portfolios managed by the Advisor, the following table shows the dollar range of shares owned beneficially and of record by each member of the Portfolios' management team (except DWS Money Market VIP) in the applicable Portfolio as well as in all DWS Funds as a group (i.e. those funds/portfolios advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Portfolios' most recent fiscal year end or the date noted in the footnotes to the tables.

                                                                           Dollar Range of       Dollar Range of All
                                                                          Portfolio Shares         DWS Fund Shares
Name of Portfolio                       Name of Portfolio Manager               Owned                   Owned
-----------------                       -------------------------               -----                   -----
All Cap Growth                        Julie M. Van Cleave, CFA (1)               $0                Over $1,000,000
                                      Jack A. Zehner (1)                         $0              $50,001 - $100,000
                                      Thomas J. Schmid, CFA (1)                  $0              $100,001 - $500,000

Large Cap Core                        Theresa Gusman                             $0              $100,001 - $500,000
                                      Sal Bruno                                  $0              $100,001 - $500,000
                                      Gregory Y. Sivin, CFA                      $0              $50,001 - $100,000

Foreign Value                         Matthias Knerr, CFA (2)                    $0             $500,001 - $1,000,000

(1)  Information  for these  individuals  is provided as of July 31,  2006.
(2)  Information for these individuals is provided as of August 31, 2006.


Conflicts of Interest

In addition to managing the assets of the Portfolios, the portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Portfolios, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Portfolio's most recent fiscal year end or the date noted in the footnotes to the tables.

Other SEC Registered Investment Companies Managed:

                                                                                              Number of
                                                                                             Investment      Total Assets
                                                           Number of     Total Assets of       Company            of
                                                           Registered       Registered      Accounts with    Performance-
                                                           Investment       Investment     Performance-Based   Based Fee
Name of Portfolio       Name of Portfolio Manager          Companies        Companies            Fee           Accounts
-----------------       -------------------------          ---------        ---------            ---           --------
All Cap Growth          Julie M. Van Cleave, CFA (1)           7          $3,714,404,064          0               $0
                        Jack A. Zehner (1)                     7          $3,714,404,064          0               $0
                        Thomas J. Schmid, CFA (1)              7          $3,714,404,064          0               $0

Large Cap Core          Theresa Gusman                         11         $6,104,853,657          0               $0
                        Sal Bruno                              9          $5,536,495,840          0               $0
                        Gregory Y. Sivin, CFA                  9          $5,536,495,840          0               $0

Foreign Value           Matthias Knerr, CFA (2)                6          $3,228,077,599          0               $0


(1)  Information  for these  individuals  is provided as of July 31,  2006.
(2)  Information for these individuals is provided as of August 31, 2006.


Other Pooled Investment Vehicles Managed:

                                                                                                Number of
                                                                                                 Pooled
                                                                                               Investment       Total Assets
                                                               Number of      Total Assets       Vehicle            of
                                                               Pooled          of Pooled      Accounts with    Performance-
                                                             Investment       Investment     Performance-Based   Based Fee
Name of Portfolio         Name of Portfolio Manager            Vehicles         Vehicles            Fee          Accounts
-----------------         -------------------------            --------         --------            ---          --------

All Cap Growth            Julie M. Van Cleave, CFA (1)            0               $0                0               $0
                          Jack A. Zehner (1)                      0               $0                0               $0
                          Thomas J. Schmid, CFA (1)               0               $0                0               $0

Large Cap Core            Theresa Gusman                          0               $0                0               $0
                          Sal Bruno                               0               $0                0               $0
                          Gregory Y. Sivin, CFA                   0               $0                0               $0

Foreign Value             Matthias Knerr, CFA (2)                 3          $105,600,852           0               $0

(1)  Information  for these  individuals  is provided as of July 31,  2006.  (2)
Information for these individuals is provided as of August 31, 2006.

Other Accounts Managed:

                                                                                               Number of      Total Assets
                                                                                             Other Accounts         of
                                                                                                  with         Performance-
                                                          Number of       Total Assets of     Performance-       Based Fee
Name of Portfolio        Name of Portfolio Manager        Other Accounts    Other Accounts      Based Fee        Accounts
-----------------        -------------------------        --------------    --------------      ---------        --------

All Cap Growth           Julie M. Van Cleave, CFA (1)           14          $1,068,305,457          0               $0
                         Jack A. Zehner (1)                     14          $1,068,305,457          0               $0
                         Thomas J. Schmid, CFA (1)              14          $1,068,305,457          0               $0

Large Cap Core           Theresa Gusman                          2           $55,902,194            0               $0
                         Sal Bruno                               0                $0                0               $0
                         Gregory Y. Sivin, CFA                   0                $0                0               $0

Foreign Value            Matthias Knerr, CFA (2)                 4           $893,622,414           0               $0

(1)  Information for these individuals is provided as of July 31, 2006.
(2)  Information for these individuals is provided as of August 31, 2006.

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Portfolios. The Advisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the Portfolios and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one Portfolio or account, including the following:

o Certain investments may be appropriate for the Portfolios and also for other clients advised by the Advisor, including other client accounts managed by the Portfolios' portfolio management team. Investment decisions for the Portfolios and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Portfolios may differ from the results achieved for other clients of the Advisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Portfolios. Purchase and sale orders for the Portfolios may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Portfolios and the other clients.

o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

o In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Advisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

o The Advisor and its affiliates and the investment team of the Portfolios may manage other mutual funds and separate accounts on a long-only basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The Advisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Portfolio's management team. The Advisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

The Advisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Portfolio's Board.



December 5, 2006